Related Party Transactions - Transactions and balances with OneLNG and Subsidiaries (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from (to) related party	$ 1,934	$ 895
OneLNG | Trading Balances Due from OneLNG
Related Party Transaction [Line Items]
Due from (to) related party	$ 105	$ 707